Common Shares - Parenthetical Information Note 34 (Detail: Text Values)	Dec. 31, 2017 EUR (€) € / shares shares
Parenthetical Information Note 34
Nominal value of each share derived by dividing the total amount of share capital by the number of shares | € / shares	€ 2.56
Proceeds of capital increase on April 7, 2017	€ 8,000,000,000
Subscription rights exercised	100.00%
Number of new shares issued | shares	680,100,000
Subscription price per share | € / shares	€ 11.65
Remaining new shares sold in the market	€ 7,400,000
Average price of new shares sold in the market per share | € / shares	€ 15.5
Transaction costs related to the capital increase, directly recorded in equity	€ 100,000,000
Authorized capital available to the Management Board	2,560,000,000
Authorized capital to increase share capital by issuing new share for cash and noncash	512,000,000
Authorized capital to increase share capital by issuing new share for cash	2,048,000,000
Conditional Capital with expiration date for the issuance of conversion and/or option rights by April 30, 2017	512,000,000
Conditional Capital with expiration date for the issuance of conversion and/or option rights by April 30, 2019	€ 51,200,000